Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Credit Risk Exposure on the Group's Trade Receivables
As at 31 March 2021

	Trade receivables (days past due)
	0 -6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	18,621	9,308	1,425	7,188	36,542
Expected credit loss	233	177	51	101	562

As at 31 March 2020

	Trade receivables (days past due)
	0 -6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	16,635	7,383	1,572	500	26,090
Expected credit loss	78	72	16	10	176

*	included trade receivables which are not yet due.

Summary of Maturity Profile of Financial Liabilities of Group Based on Contractual Undiscounted
The table below summarises the maturity profile of financial liabilities of group based on contractual undiscounted payments:

As at 31 March 2021	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings (other than CCPS)#
Non convertible debentures (secured)*	—	—	—	71,507	48,560	120,067
Compulsorily convertible debentures*	—	—	—	349	700	1,049
Term loan from banks*	—	—	—	26,929	45,804	72,733
Loans from financial institutions*	—	—	—	46,968	106,625	153,593
Senior secured notes*	—	—	—	85,989	21,242	107,231
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	1,788	381	—	—	2,169
Buyer’s / supplier’s credit (secured)	—	—	2,962	—	—	2,962
Working capital term loan (secured)	—	175	5,350	—	—	5,525
Other financial liabilities
Lease liabilities	—	90	240	878	5,332	6,540
Current maturities of long term interest-bearing loans and borrowings*	11,088	9,960	36,422	—	—	57,470
Interest accrued but not due on borrowings	—	1,116	612	—	—	1,728
Interest accrued but not due on debentures	—	894	275	—	132	1,301
Capital creditors	—	9,001	—	—	—	9,001
Purchase consideration payable	—	191	—	—	—	191
Financial guarantee contracts@	4,900	—	—	—	—	4,900
Trade payables
Trade payables	—	3,245	—	—	—	3,245

As at 31 March 2020	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings (other than CCPS)#
Non convertible debentures (secured)*	—	—	—	35,647	18,903	54,550
Compulsorily convertible debentures*	—	—	65	261	745	1,071
Term loan from banks*	—	—	—	26,152	52,337	78,489
Loans from financial institutions*	—	—	—	53,874	117,070	170,944
Senior secured notes*	—	—	—	130,525	23,088	153,613
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	293	310	—	—	603
Loan from related party (unsecured)	190	—	—	—	—	190
Buyer’s / supplier’s credit (secured)	—	583	3,927	—	—	4,510
Working capital term loan (secured)	—	5,630	—	—	—	5,630
Loan from bank (secured)	—	1,230	—	—	—	1,230
Other financial liabilities
Lease liabilities	—	113	148	768	3,310	4,339
Current maturities of long term interest-bearing loans and borrowings*	2,916	10,983	37,001	—	—	50,900
Interest accrued but not due on borrowings	—	537	1,156	—	—	1,693
Interest accrued but not due on debentures	—	242	129	—	—	371
Capital creditors	—	8,926	—	—	—	8,926
Purchase consideration payable	—	272	—	—	—	272
Trade payables
Trade payables	43	3,690	—	—	—	3,733

*	Including future interest payments.
#
The Company has issued Compulsorily convertible preference shares, which are mandatorily convertible into equity shares. These CCPS are excluded from maturity profile of financial liabilities since there is no cash outflow involved.

@	Based on the maximum amount that can be called for under the financial guarantee contracts.

Interest rate risk
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates

For the year ended
	31 March 2021		31 March 2020		31 March 2019
	Increase / decrease	Effect on profit	Increase / decrease	Effect on profit	Increase / decrease	Effect on profit
	in basis points	before tax	in basis points	before tax	in basis points	before tax
INR	+/(-) 50	(-)/+ 646	+/(-) 50	(-)/+ 615	+/(-) 50	(-)/+ 499
US dollar	—	—	—	—	+/(-) 60	(-)/+ 3

Foreign currency sensitivity
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates

	For the year ended
	31 March 2021		31 March 2020		31 March 2019
Change in USD rate	5%	- 5%	5%	- 5%	5%	- 5%
Effect on profit before tax	—	—	—	—	-23	23